Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value of Goodwill and Other Intangible Assets	Carrying value of goodwill and other intangible assets follows:

	At Year-End
	2012	2011
	(In thousands)
Goodwill	$61,680	$3,874
Identified intangibles, net	2,188	1,577
	$63,868	$5,451